Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
REVENUE
TOTAL REVENUE	$ 76,672		$ 76,672
COST OF REVENUE
GROSS PROFIT	76,672		76,672
OPERATING EXPENSES
General & Administrative	337,588	15,840	566,749	32,970
Total Operating Expenses	337,588	15,840	566,749	32,970
LOSS FROM OPERATIONS	(260,916)	(15,840)	(490,078)	(32,970)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)
Interest Income
Interest Expense	(200)		(200)
Total Other Income (Expense)	(200)		(200)
LOSS BEFORE INCOME TAXES	(261,116)	(15,840)	(490,278)	(32,970)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (261,116)	$ (15,840)	$ (490,278)	$ (32,970)	$ (284,959)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
WEIGHTED AVERAGE SHARES	36,433,588	20,240,882	28,337,235	20,240,882
Other Revenue [Member]
REVENUE
TOTAL REVENUE	$ 76,672		$ 76,672
Equipment Sales [Member]
REVENUE
TOTAL REVENUE
Service [Member]
REVENUE
TOTAL REVENUE
Bitech Mining Corporation [Member]
REVENUE
TOTAL REVENUE
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES
General & Administrative					284,959
Total Operating Expenses					284,959
LOSS FROM OPERATIONS					(284,959)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)
Interest Income
Interest Expense
Total Other Income (Expense)
LOSS BEFORE INCOME TAXES					(284,959)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS					$ (284,959)
BASIC AND DILUTED LOSS PER SHARE					$ (0.00)
WEIGHTED AVERAGE SHARES					89,727,414
Bitech Mining Corporation [Member] | Product Sales [Member]
REVENUE
TOTAL REVENUE
Bitech Mining Corporation [Member] | License Revenue [Member]
REVENUE
TOTAL REVENUE
Bitech Mining Corporation [Member] | Other Revenue [Member]
REVENUE
TOTAL REVENUE